Property and Equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	$ 296,768
Property and equipment (amortization), ending balance	236,664	$ 296,768
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	1,264,367	1,257,353
Additions	28,853	7,014
Disposals	15,137	0
Property and equipment (amortization), ending balance	1,278,083	1,264,367
Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	(967,599)	(844,617)
Disposals	(15,137)	0
Depreciation expense	88,957	122,982
Property and equipment (amortization), ending balance	(1,041,419)	(967,599)
Medical equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	15,670
Property and equipment (amortization), ending balance	13,862	15,670
Medical equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	60,378	60,378
Additions	1,134	0
Disposals	0	0
Property and equipment (amortization), ending balance	61,512	60,378
Medical equipment | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	(44,708)	(24,464)
Disposals	0	0
Depreciation expense	2,942	20,244
Property and equipment (amortization), ending balance	(47,650)	(44,708)
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	128,909
Property and equipment (amortization), ending balance	116,604	128,909
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	352,955	345,941
Additions	27,719	7,014
Disposals	15,137	0
Property and equipment (amortization), ending balance	365,537	352,955
Computer equipment | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	(224,046)	(174,953)
Disposals	(15,137)	0
Depreciation expense	40,024	49,093
Property and equipment (amortization), ending balance	(248,933)	(224,046)
Office Furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	75,021
Property and equipment (amortization), ending balance	67,033	75,021
Office Furniture | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	247,438	247,438
Additions	0	0
Disposals	0	0
Property and equipment (amortization), ending balance	247,438	247,438
Office Furniture | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	(172,417)	(157,749)
Disposals	0	0
Depreciation expense	7,988	14,668
Property and equipment (amortization), ending balance	(180,405)	(172,417)
Office Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	27,059
Property and equipment (amortization), ending balance	22,739	27,059
Office Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	105,229	105,229
Additions	0	0
Disposals	0	0
Property and equipment (amortization), ending balance	105,229	105,229
Office Equipment | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	(78,170)	(72,828)
Disposals	0	0
Depreciation expense	4,320	5,342
Property and equipment (amortization), ending balance	(82,490)	(78,170)
Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	50,109
Property and equipment (amortization), ending balance	16,426	50,109
Leasehold Improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	498,367	498,367
Additions	0	0
Disposals	0	0
Property and equipment (amortization), ending balance	498,367	498,367
Leasehold Improvements | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	(448,258)	(414,623)
Disposals	0	0
Depreciation expense	33,683	33,635
Property and equipment (amortization), ending balance	$ (481,941)	$ (448,258)